Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of other payables - related parties
	June 30, 2020	June 30, 2019
Xianfu Han	$-	$361,336
Weili He	10,711	396,401
Total	10,711	757,737
Less: other payables – related parties - discontinued operations	-	(217,737)
Other payables – related parties – continuing operations	$10,711	$540,000